STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (FY) (Parenthetical)	Jun. 30, 2018 shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock subject to possible forfeiture (in shares)	750,000